Notes Payable-Related Party	12 Months Ended
Dec. 31, 2021
Notes Payable-Related Party
5. Notes Payable - Related Party

5. Notes Payable – Related Party

(a)

As at December 31, 2021, the Company owed $147,500 (2020 - $147,500) of notes payable to a significant shareholder of the Company which is unsecured, non-interest bearing, and is due on demand. During the year ended December 31, 2021, the Company received advances of $nil (2020 - $100,000).

(b)

As at December 31, 2021, the Company owed $150,000 (2020 - $50,000) of notes payable to a significant shareholder of the Company which is unsecured, bears interest at 10% per annum upon maturity, of which $50,000 was due on January 1, 2021 and $100,000 was due on May 26, 2021. During the year ended December 31, 2021, the Company received an additional $100,000. As at December 31, 2021, the Company has recorded accrued interest of $10,956 (2020 - $nil).

(c)

As at December 31, 2021, the Company owed $50,000 (2020 - $50,000) of notes payable to a significant shareholder of the Company which is unsecured, bears interest at 10% per annum upon maturity, and was due on December 31, 2020. As at December 31, 2021, the Company has recorded accrued interest of $4,986 (2020 - $nil).

(d)

As at December 31, 2021, the Company owed $230,000 (2020 - $50,000) of notes payable to a significant shareholder of the Company which is unsecured, bears interest at 10% per annum upon maturity, of which $50,000 was due on December 31, 2020, $100,000 is due on June 3, 2022, and $80,000 is due on April 5, 2022. As at December 31, 2021, the Company has recorded accrued interest of $4,986 (2020 - $nil).